Stock-based Compensation wtd avg periods (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Allocated Share-based Compensation Expense	$ 3	$ 3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		10,919,802	10,933,986
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period			(14,184)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			10,919,802
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 2.69
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price			4.85
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price			$ 2.68
Tranche C RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number Beginning Balance		0	1,174,860
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited			(2,955)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number Ending Balance			0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value			$ 1.92
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value			$ 4.85
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period			(1,171,905)
Weighted Average Fair Value of Cancelled Restricted Units			$ 1.91